IMPORTANT NOTICE REGARDING CHANGE IN UNDERLYING INDEX

Mobile Telecommunications UltraSector ProFund

Supplement dated August 7, 2018

to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated

November 29, 2017, each as supplemented or amended

The index and associated name change for the Mobile Telecommunications UltraSector ProFund that was announced in a supplement dated July 19, 2018 is postponed until further notice.

Please retain this supplement for future reference.